FINANCE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Finance Cost [Abstract]
Disclosure of finance expenses [Table Text Block]
	Years ended December 31,
	2023	2022
Interest expense	48,181	41,825
Amortization of financing fees	2,791	2,523
Finance expense - deferred revenue (Note 19)	6,652	5,711
Accretion on PER (Note 20)	2,328	367
Accretion and fair value adjustment on consideration payable to Cariboo (Note 4)	1,779	-
Less: interest expense capitalized	(8,865)	(3,419)
Finance income	(2,972)	(1,798)
	49,894	45,209